FINANCIAL INSTRUMENTS - Fair value of financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Financial assets	R$ 1,750,841	R$ 1,886,067
Financial liabilities	17,339,894	18,925,008
Loans and Financing
FINANCIAL INSTRUMENTS
Financial liabilities	13,367,841	16,461,656
Financial liabilities, at fair value	13,533,306	17,102,512
Debentures
FINANCIAL INSTRUMENTS
Financial liabilities	1,538,873	47,928
Financial liabilities, at fair value	1,538,873	47,928
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Financial liabilities	5,245	1,267
Financial liabilities, at fair value	5,245	1,267
Obligation with FIDC
FINANCIAL INSTRUMENTS
Financial liabilities	938,526	1,135,077
Financial liabilities, at fair value	938,526	1,135,077
Other current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	988,967	625,410
Financial liabilities, at fair value	988,967	625,410
Other non-current liabilities
FINANCIAL INSTRUMENTS
Financial liabilities	499,092	653,670
Financial liabilities, at fair value	499,092	653,670
Short-term investments
FINANCIAL INSTRUMENTS
Financial assets	459,470	821,518
Financial assets, at fair value	459,470	821,518
Related parties
FINANCIAL INSTRUMENTS
Financial assets	27,939	51,839
Financial assets, at fair value	27,939	51,839
Financial liabilities	1,350
Unrealized gains on financial instruments
FINANCIAL INSTRUMENTS
Financial assets	33,417
Financial assets, at fair value	33,417
Other current assets
FINANCIAL INSTRUMENTS
Financial assets	780,423	469,737
Financial assets, at fair value	780,423	469,737
Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	449,592	542,973
Financial assets, at fair value	R$ 449,592	R$ 542,973